[redacted]

13000080

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JAN 30 2013

Washington, DC 20549

CERT NYS

File No. 001-35783

January 30, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ALAMOS GOLD INC., Common Stock, without par value and requests immediate acceleration of registration. Adequate distribution assured. Form 40-F received on January 24, 2013. Tentative listing date – February 13, 2013.

Sincerely,